Share-based compensation (Details) - Schedule of Black-Sholes option pricing model - Xos, Inc. [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term	5 years	9 years 2 months 26 days	9 years 4 months 24 days	9 years 10 months 24 days
Risk-free interest rate	0.36%	0.36%
Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price volatility		55.00%
Expected term		6 years
Risk-free interest rate		0.60%
Grant-date fair value (estimated) (in Dollars per share)		$ 0.02
Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock price volatility		80.00%
Expected term		7 years
Risk-free interest rate		3.06%
Grant-date fair value (estimated) (in Dollars per share)		$ 0.05